Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segments commencing from the date of acquisitions [Table Text Block]
	AR advertising services	AR entertainment	Total December 31, 2017
	RMB	RMB	RMB
Revenues	133,078,464	58,951,060	192,029,524
Cost of revenues	66,148,464	13,031,723	79,180,187
Gross profit	66,930,000	45,919,337	112,849,337
Depreciation and amortization	4,338,510	8,443,461	12,781,971
Total capital expenditures	171,364	1,792,869	1,964,233
	AR advertising services	AR entertainment	Total December 31, 2018
	RMB	RMB	RMB
Revenues	181,241,346	44,030,218	225,271,564
Cost of revenues	81,437,761	3,976,300	85,414,061
Gross profit	99,803,585	40,053,918	139,857,503
Depreciation and amortization	4,360,632	9,178,221	13,538,853
Total capital expenditures	26,380	20,192	46,572
	AR advertising services	AR entertainment	Total December 31, 2019	Total December 31, 2019
	RMB	RMB	RMB	USD
Revenues	267,514,061	51,667,363	319,181,424	45,752,906
Cost of revenues	140,716,036	5,451,807	146,167,843	20,952,358
Gross profit	126,798,025	46,215,556	173,013,581	24,800,548
Depreciation and amortization	9,455,226	4,428,693	13,883,919	1,990,184
Total capital expenditures	161,505	34,493	195,998	28,095

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
AR advertising services	410,506,084	379,286,036	54,368,572
AR entertainment	196,977,342	184,212,477	26,405,849
Total Assets	607,483,426	563,498,513	80,774,421

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2019
	RMB	RMB	RMB	USD
Domestic PRC revenues	166,010,547	209,495,553	303,357,469	43,484,629
International revenues	26,018,977	15,776,011	15,823,955	2,268,277
Total revenues	192,029,524	225,271,564	319,181,424	45,752,906